UNITED STATES
           SECURITIES AND EXCHANGE COMMISSION
           Washington, D.C. 20549

           FORM 13F

           FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 1999

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Joseph Parker & Company, Inc.
Address:   330 North Broad Street, Suite A
           Thomasville, GA 31792

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   John Mark Parker
Title:  President and Chief Executive Officer
Phone:  912-226-4715
Signature, Place, and Date of Signing:

   John Mark Parker, Thomasville, Georgia    February 13, 2000

Report Type (Check only one):

[X]  13F HOLDINGS REPORT

[ ]  13F NOTICE

[ ]  13F COMBINATION REPORT

               FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   52

Form 13F Information Table Value Total:   $132,019

List of Other Included Managers: None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADC Telecommunications, Inc.   COM              000886101     1887 26000.00 SH       SOLE                 22800.00           3200.00
Airborne Freight Corp          COM              009266107      684 31100.00 SH       SOLE                 28800.00           2300.00
America Online Inc             COM              02364j104      425  5600.00 SH       SOLE                  5600.00
American Power Conversion Corp COM              029066107     1011 38350.00 SH       SOLE                 35850.00           2500.00
American SuperConductor        COM              030111108     2019 72125.00 SH       SOLE                 71125.00           1000.00
B. F. Goodrich                 COM              382388106     1979 71950.00 SH       SOLE                 67650.00           4300.00
BP Amoco p.l.c. ADS            ADR              055622104     2049 34541.00 SH       SOLE                 34541.00
Bellsouth Corp                 COM              079860102      211  4500.00 SH       SOLE                  4500.00
Campbell Soup Company          COM              134429109      863 22300.00 SH       SOLE                 21300.00           1000.00
Caterpillar, Inc               COM              149123101     4500 95610.00 SH       SOLE                 90210.00           5400.00
Chevron Corp.                  COM              166751107     1659 19150.00 SH       SOLE                 17250.00           1900.00
Cisco Systems, Inc.            COM              17275R102     3971 37066.00 SH       SOLE                 30616.00           6450.00
Coca-Cola Company              COM              191216100      486  8338.00 SH       SOLE                  5338.00           3000.00
Compaq Computer                COM              204493100     1645 60800.00 SH       SOLE                 56800.00           4000.00
Dow Chemical                   COM              260543103     2125 15900.00 SH       SOLE                 15900.00
Duke Energy Company            COM              264399106     4233 84450.00 SH       SOLE                 79750.00           4700.00
E.I. duPont de Nemours & Compa COM              263534109     4240 64361.00 SH       SOLE                 61161.00           3200.00
Equifax, Inc.                  COM              294429105      238 10100.00 SH       SOLE                  9100.00           1000.00
Exxon Mobil Corp               COM              30231G102     1811 22475.00 SH       SOLE                 22475.00
Flowers Industries, Inc.       COM              343496105     3099 194417.00SH       SOLE                194417.00
General Electric               COM              369604103     4698 30356.00 SH       SOLE                 27756.00           2600.00
Georgia-Pacific                COM              373298108      203  4000.00 SH       SOLE                  4000.00
Gillette Company               COM              375766102      565 13720.00 SH       SOLE                 12920.00            800.00
Halliburton Company            COM              406216101      861 21400.00 SH       SOLE                 19100.00           2300.00
Hewlett-Packard                COM              428236103     6928 60906.00 SH       SOLE                 56806.00           4100.00
Ingersoll-Rand Co              COM              456866102      727 13200.00 SH       SOLE                 12200.00           1000.00
Intel Corp                     COM              458140100     7920 96215.00 SH       SOLE                 86815.00           9400.00
Isis Pharmaceuticals           COM              464330109      242 38650.00 SH       SOLE                 36150.00           2500.00
Johnson & Johnson              COM              478160104     2548 27320.00 SH       SOLE                 27320.00
Lilly, Eli & Co                COM              532457108     1869 28100.00 SH       SOLE                 26700.00           1400.00
Lucent Technology              COM              549463107      836 11150.00 SH       SOLE                 10250.00            900.00
Merck & Co., Inc               COM              589331107     4956 73762.00 SH       SOLE                 68162.00           5600.00
Microsoft Corp                 COM              594918104     1417 12140.00 SH       SOLE                  4940.00           7200.00
Norfolk Southern               COM              655844108     1273 62100.00 SH       SOLE                 59100.00           3000.00
Northrop Grumman Corp.         COM              666807102      919 17000.00 SH       SOLE                 17000.00
Oracle Corp.                   COM              68389X105     6640 59250.00 SH       SOLE                 54650.00           4600.00
Parker-Hannifin Corp.          COM              701094104     1352 26350.00 SH       SOLE                 24600.00           1750.00
Proctor & Gamble               COM              742718109     2444 22304.00 SH       SOLE                 21304.00           1000.00
Qualcomm, Inc.                 COM              747525103    19057 108204.00SH       SOLE                101004.00           7200.00
Royal Dutch Petroleum Co.      ADR              780257804      291  4800.00 SH       SOLE                  4800.00
Schering-Plough Corp           COM              806605101      373  8800.00 SH       SOLE                  8800.00
Schlumberger LTD               COM              806857108     2983 53150.00 SH       SOLE                 49450.00           3700.00
SunTrust Banks, Inc.           COM              867914103     3810 55375.00 SH       SOLE                 52475.00           2900.00
Synovus Financial Corp         COM              87161C105      846 42572.50 SH       SOLE                 39272.00           3300.50
Texas Instruments              COM              882508104     7815 80880.00 SH       SOLE                 75380.00           5500.00
Timken Co.                     COM              887389104     2438 119300.00SH       SOLE                111800.00           7500.00
Transocean Sedco Forex Inc.    COM              G90078109      347 10289.84 SH       SOLE                  9573.52            716.32
Vical, Inc.                    COM              925602104      862 28800.00 SH       SOLE                 25300.00           3500.00
Wachovia Corp                  COM              929771103     2609 38375.00 SH       SOLE                 36275.00           2100.00
Warner Lambert                 COM              934488107     2733 33350.00 SH       SOLE                 30850.00           2500.00
Wells Fargo                    COM              949746101     1828 45200.00 SH       SOLE                 42200.00           3000.00
Yahoo Inc                      COM              984332106      498  1150.00 SH       SOLE                  1150.00